ACQUISITION OF BUSINESS (Tables)	6 Months Ended
Jun. 30, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed	The updated fair value of assets acquired and liabilities as of June 30, 2023 assumed are as follows:

Assets acquired
Cash and cash equivalents	$1,021
Investments	22,519
Accrued investment income	101
Reinsurance recoverables	45
Premiums due and other receivables	437
Deferred tax assets	374
Property and equipment	138
Prepaid pension	149
Equity accounted investment	1,402
Deferred acquisition costs and value of business acquired	555
Reinsurance assets	410
Investment properties	541
Other assets	198
Separate account assets	1,123
Total assets acquired	29,013
Liabilities assumed
Future policy benefits	5,304
Policyholders' account balances	13,880
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	324
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities assumed	24,017
Less: Non-controlling interest	(10)
Net assets acquired	4,986
Goodwill	$121